Goodwill and Intangible Assets - Gross Carrying Amount and Accumulated Amortization of Intangible Assets Other Than Goodwill (Detail) (USD $)	6 Months Ended
	Jun. 30, 2014		Jan. 02, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite Lived And Indefinite Lived Intangible Assets [Line Items]
Goodwill	$ 999,633,000		$ 227,726,000	$ 772,343,000	$ 765,586,000	$ 762,336,000
Intangible assets with finite lives, Gross carrying amount	650,113,000			394,716,000	389,337,000
Intangible assets with finite lives, Accumulated amortization	(23,979,000)			(18,789,000)	(15,676,000)
Intangible assets with finite lives, Net carrying amount	626,134,000			375,927,000	373,661,000
Increase in carrying amounts	255,600,000
Foreign currency translation adjustments	200,000
Customer-related and other [Member]
Finite Lived And Indefinite Lived Intangible Assets [Line Items]
Intangible assets with finite lives, Gross carrying amount				39,221,000	37,644,000
Intangible assets with finite lives, Accumulated amortization				(17,826,000)	(14,714,000)
Intangible assets with finite lives, Net carrying amount				21,395,000	22,930,000
Supplier Relationships [Member]
Finite Lived And Indefinite Lived Intangible Assets [Line Items]
Intangible assets with finite lives, Gross carrying amount	12,000,000	[1]		0
Intangible assets with finite lives, Accumulated amortization	(480,000)			0
Intangible assets with finite lives, Net carrying amount	11,520,000			0
Noncompete Agreements [Member]
Finite Lived And Indefinite Lived Intangible Assets [Line Items]
Intangible assets with finite lives, Gross carrying amount	600,000	[1]		0
Intangible assets with finite lives, Accumulated amortization	(100,000)			0
Intangible assets with finite lives, Net carrying amount	500,000			0
Trademarks [Member]
Finite Lived And Indefinite Lived Intangible Assets [Line Items]
Intangible assets with indefinite lives, Gross carrying amount	504,854,000	[1]		354,527,000	350,725,000
Intangible assets with indefinite lives, Accumulated amortization				0	0
Intangible assets with indefinite lives, Net carrying amount	504,854,000			354,527,000	350,725,000
Intangible assets with finite lives, Gross carrying amount				968,000	968,000
Intangible assets with finite lives, Accumulated amortization				(963,000)	(962,000)
Intangible assets with finite lives, Net carrying amount				5,000	6,000
Customer Related, Trademarks, And Other [Member]
Finite Lived And Indefinite Lived Intangible Assets [Line Items]
Intangible assets with finite lives, Gross carrying amount	132,659,000	[1]		40,189,000
Intangible assets with finite lives, Accumulated amortization	(23,399,000)			(18,789,000)
Intangible assets with finite lives, Net carrying amount	$ 109,260,000			$ 21,400,000

[1]	The increase in carrying amounts is attributable to the Earthbound Farm acquisition in the total amount of $255.6 million and the result of foreign currency translation adjustments in the amount of $0.2 million.